PROPERTY AND EQUIPMENT, NET (Details) ¥ in Millions, $ in Millions	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cost:
Property and equipment, gross	¥ 14,498		¥ 14,343
Less: Accumulated depreciation	9,186		8,769
Property and equipment net excluding construction in process	5,312		5,574
Construction in progress	212		108
Property and equipment, net	5,524	$ 771	5,682
Buildings
Cost:
Property and equipment, gross	791		791
Leasehold improvements
Cost:
Property and equipment, gross	11,189		11,187
Furniture, fixtures and equipment
Cost:
Property and equipment, gross	2,515		2,363
Motor vehicles
Cost:
Property and equipment, gross	¥ 3		¥ 2